Consolidated Statements of Change in Stockholders' Deficit (Unaudited) - USD ($)	Total	Common Stock	Additional Paid-In Capital	Preferred Stock To Be Issued	Common Stock To Be Issued	Accumulated Deficit	Convertible Preferred Stock Series A	Convertible Preferred Sock Series C
Balance, shares at Dec. 31, 2021		22,945,388					10,000,000
Balance, amount at Dec. 31, 2021	$ (52,859)	$ 2,295	$ 56,417,418	$ 0	$ 0	$ (56,473,572)	$ 1,000	$ 0
Debt forgiveness - former related party	9,355	0	9,355	0	0	0
Shares issued for intellectual property purchase								1,000,000
Shares issued for intellectual property purchase, amount	4,200,000	$ 0	4,199,900	0	0	0		$ 100
Conversion of Convertible Series C Preferred stock of Common stock, shares		1,000,000						(50,000)
Conversion of Convertible Series C Preferred stock of Common stock, amount	0	$ 100	(95)		0	0		$ (5)
Stock based compensation, shares		70,000,000
Stock based compensation, amount	2,100,000	$ 7,000	2,093,000	0	0	0
Net loss	(2,907,828)	0	0	0		(2,907,828)
Balance, amount at Dec. 31, 2022	3,348,668	$ 9,395	62,719,578	0	0	(59,381,400)	$ 1,000	$ 95
Balance, shares at Dec. 31, 2022		93,945,388					10,000,000	950,000
Net loss	(415,422)	$ 0	0	0	0	(415,422)	$ 0	$ 0
Common stock issued for services, shares		300,000
Common stock issued for services, amount	86,850	$ 30	86,820	0	0	0	0	0
Balance, amount at Mar. 31, 2023	3,020,096	$ 9,425	62,806,398	0	0	(59,796,822)	$ 1,000	$ 95
Balance, shares at Mar. 31, 2023		94,245,388					10,000,000	950,000
Balance, shares at Dec. 31, 2022		93,945,388					10,000,000	950,000
Balance, amount at Dec. 31, 2022	3,348,668	$ 9,395	62,719,578	0	0	(59,381,400)	$ 1,000	$ 95
Net loss	(9,918,107)
Warrants issued in conjunction with convertible debts	0
Balance, amount at Sep. 30, 2023	3,319,471	$ 9,755	72,427,996		180,000	(69,299,507)	$ 1,000	$ 227
Balance, shares at Sep. 30, 2023		97,545,388					10,000,000	2,273,499
Balance, shares at Dec. 31, 2022		93,945,388					10,000,000	950,000
Balance, amount at Dec. 31, 2022	3,348,668	$ 9,395	62,719,578	0	0	(59,381,400)	$ 1,000	$ 95
Net loss	$ (10,102,266)	$ 0	0	0	0	(10,102,266)
Common stock issued for services, shares	600,000	600,000
Common stock issued for services, amount	$ 146,850	$ 60	146,790	0	0	0
Subscription received - Series C Preferred stock to be issued	500,000	0	0	500,000	0	0
Common stock to be issued - management	180,000	0	0	0	180,000	0
Issuance Series C Preferred Stock in cash, shares								273,499
Issuance Series C Preferred Stock in cash, amount	907,600	$ 0	907,573	0	0	0		$ 27
Conversion of Convertible Series C Preferred Stock in Common stock, shares		3,000,000						(150,000)
Conversion of Convertible Series C Preferred Stock in Common stock, amount	0	$ 300	(285)	0	0	0		$ (15)
Issuance Series C Preferred Stock for services -related party, shares								1,200,000
Issuance Series C Preferred Stock for services -related party, amount	8,640,000	0	8,639,880	0	0	0		$ 120
Contribution inventory - related party	14,460	0	14,460	0	0	0
Balance, amount at Dec. 31, 2023	3,635,312	$ 9,755	72,427,996	500,000	180,000	(69,483,666)	$ 1,000	$ 227
Balance, shares at Dec. 31, 2023		97,545,388					10,000,000	2,273,499
Balance, shares at Mar. 31, 2023		94,245,388					10,000,000	950,000
Balance, amount at Mar. 31, 2023	3,020,096	$ 9,425	62,806,398	0	0	(59,796,822)	$ 1,000	$ 95
Net loss	(417,870)	$ 0	0	0	0	(417,870)	0	0
Common stock issued for services, shares		300,000
Common stock issued for services, amount	60,000	$ 30	59,970	0	0	0	0	0
Subscription received - Series C Preferred stock to be issued	179,600	$ 0	0	179,600	0	0	0	$ 0
Conversion of Convertible Series C Preferred Stock in Common stock, shares		3,000,000						(150,000)
Conversion of Convertible Series C Preferred Stock in Common stock, amount		$ 300	(285)	0	0	0	0	$ (15)
Balance, amount at Jun. 30, 2023	2,841,826	$ 9,755	62,866,083	179,600	0	(60,214,692)	$ 1,000	$ 80
Balance, shares at Jun. 30, 2023		97,545,388					10,000,000	800,000
Net loss	(9,084,815)					(9,084,815)
Common stock to be issued - management	180,000	$ 0	0	0	180,000	0	$ 0	$ 0
Issuance Series C Preferred Stock in cash, shares								198,666
Issuance Series C Preferred Stock in cash, amount	728,000	0	727,980	0	0	0	0	$ 20
Issuance Series C Preferred Stock for services -related party, shares								1,200,000
Issuance Series C Preferred Stock for services -related party, amount	8,640,000	0	8,639,880				0	$ 120
Contribution inventory - related party	14,460		14,460
Issuance Series C Preferred stock related to subscription, shares								74,833
Issuance Series C Preferred stock related to subscription, amount		0	179,593	(179,600)	0	0	0	$ 7
Balance, amount at Sep. 30, 2023	3,319,471	$ 9,755	72,427,996		180,000	(69,299,507)	$ 1,000	$ 227
Balance, shares at Sep. 30, 2023		97,545,388					10,000,000	2,273,499
Balance, shares at Dec. 31, 2023		97,545,388					10,000,000	2,273,499
Balance, amount at Dec. 31, 2023	3,635,312	$ 9,755	72,427,996	500,000	180,000	(69,483,666)	$ 1,000	$ 227
Net loss	(3,519,710)	$ 0	0	0	0	(3,519,710)	0	0
Common stock issued for services, shares		2,000,000
Common stock issued for services, amount	1,702,000	$ 200	1,701,800	0	0	0	0	$ 0
Series C Preferred Stock issued for preferred stock to be issued, shares								108,333
Series C Preferred Stock issued for preferred stock to be issued, amount		0	319,989	(320,000)	0	0	0	$ 11
Series C Preferred Stock issued for cash, shares								50,000
Series C Preferred Stock issued for cash, amount	165,000	0	164,995	0	0	0	0	$ 5
Series C Preferred Stock issued for services, shares								40,000
Series C Preferred Stock issued for services, amount	696,000	$ 0	695,996	0	0	0	0	$ 4
Common stock issued for stock to be issued - management, shares		250,000
Common stock issued for stock to be issued - management, amount		$ 25	89,975	0	(90,000)	0	0	0
Common stock issued for conversion and settlement of debt, shares		1,506,762
Common stock issued for conversion and settlement of debt, amount	1,085,148	$ 150	1,084,998	0	0	0	0	0
Cancellation of comment stock -related party, shares		(65,000,000)
Cancellation of comment stock -related party, amount		$ (6,500)	6,500	0	0	0	0	0
Balance, amount at Mar. 31, 2024	3,763,750	$ 3,630	76,492,249	180,000	90,000	(73,003,376)	$ 1,000	$ 247
Balance, shares at Mar. 31, 2024		36,302,150					10,000,000	2,471,832
Balance, shares at Dec. 31, 2023		97,545,388					10,000,000	2,273,499
Balance, amount at Dec. 31, 2023	3,635,312	$ 9,755	72,427,996	500,000	180,000	(69,483,666)	$ 1,000	$ 227
Net loss	(5,082,352)
Common stock issued for services, shares		2,250,000
Common stock issued for services, amount		$ 1,862,000
Warrants issued in conjunction with convertible debts	471,209
Balance, amount at Sep. 30, 2024	2,832,317	$ 3,680	77,393,401	0	0	(74,566,018)	$ 1,000	$ 254
Balance, shares at Sep. 30, 2024		36,802,150					10,000,000	2,546,831
Balance, shares at Mar. 31, 2024		36,302,150					10,000,000	2,471,832
Balance, amount at Mar. 31, 2024	3,763,750	$ 3,630	76,492,249	180,000	90,000	(73,003,376)	$ 1,000	$ 247
Net loss	(907,404)	$ 0	0	0	0	(907,404)	0	0
Common stock issued for services, shares		250,000
Common stock issued for services, amount	160,000	$ 25	159,975	0	0	0	0	$ 0
Series C Preferred Stock issued for preferred stock to be issued, shares								74,999
Series C Preferred Stock issued for preferred stock to be issued, amount		0	179,993	(180,000)	0	0	0	$ 7
Common stock to be issued for services	200,000	0	0	0	200,000	0	0	0
Balance, amount at Jun. 30, 2024	3,216,346	$ 3,655	76,832,217	0	290,000	(73,910,780)	$ 1,000	$ 254
Balance, shares at Jun. 30, 2024		36,552,150					10,000,000	2,546,831
Net loss	(655,238)	$ 0	0	0	0	(655,238)	$ 0	$ 0
Warrants issued in conjunction with convertible debts	471,209	$ 0	471,209	0	0	0	0	0
Common Stock issued for common stock to be issued, shares		250,000
Common Stock issued for common stock to be issued, amount		$ 25	89,975	0	(90,000)	0	0	0
Cancellation of stock to be issued for services	(200,000)	0	0	0	(200,000)	0	0	0
Balance, amount at Sep. 30, 2024	$ 2,832,317	$ 3,680	$ 77,393,401	$ 0	$ 0	$ (74,566,018)	$ 1,000	$ 254
Balance, shares at Sep. 30, 2024		36,802,150					10,000,000	2,546,831